Consolidated Statement of Financial Position - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	S/ 957,178	S/ 900,168
Trade accounts receivables, net	590,280	687,514
Work in progress	309,063	186,433
Accounts receivable from related parties	20,817	27,338
Other accounts receivable	487,058	404,743
Inventories, net	488,326	552,000
Prepaid expenses	32,142	22,972
Total current assets	2,884,864	2,781,168
Non-current assets
Trade accounts receivable, net	683,306	689,293
Accounts receivable from related parties	643,897	620,071
Prepaid expenses	23,607	22,264
Other accounts receivable	201,360	328,223
Investments in associates and joint ventures	31,173	35,516
Investment property	63,011	26,073
Property, plant and equipment, net	303,170	405,469
Intangible assets, net	743,391	791,990
Right-of-use assets, net	47,717	64,518
Deferred income tax asset	275,076	262,165
Total non-current assets	3,015,708	3,245,582
Total assets	5,900,572	6,026,750
Current liabilities
Borrowings	241,340	452,884
Bonds	69,838	58,446
Trade accounts payable	980,767	1,064,416
Accounts payable to related parties	51,004	43,818
Current income tax	94,958	34,494
Other accounts payable	754,981	706,716
Other provisions	154,829	92,757
Total current liabilities	2,347,717	2,453,531
Non-current liabilities
Borrowings	338,560	445,436
Bonds	1,191,084	874,313
Trade accounts payable		40,502
Other accounts payable	92,369	183,232
Accounts payable to related parties	50,712	36,297
Other provisions	329,497	295,236
Deferred income tax liability	97,367	102,907
Total non-current liabilities	2,099,589	1,977,923
Total liabilities	4,447,306	4,431,454
Equity
Capital	871,918	871,918
Legal reserve	132,011	132,011
Voluntary reserve	29,974	29,974
Share Premium	1,131,574	1,131,574
Other reserves	(135,947)	(169,234)
Retained earnings	(829,714)	(728,637)
Equity attributable to controlling interest in the Company	1,199,816	1,267,606
Non-controlling interest	253,450	327,690
Total equity	1,453,266	1,595,296
Total liabilities and equity	S/ 5,900,572	S/ 6,026,750